Securities Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Securities Sold Under Agreements to Repurchase
18.	Securities Sold Under Agreements to Repurchase

Securities sold under agreements to repurchase represent transactions where BankAtlantic sells a portion of its current investment portfolio (usually mortgage-backed securities and real estate mortgage investment conduits) at a negotiated rate and agrees to repurchase the same assets at a specified future date. BankAtlantic issued repurchase agreements to its customers. During the year ended December 31, 2011, BankAtlantic discontinued its customer repurchase agreement product. These transactions were collateralized by securities available for sale. Customer repurchase agreements are not insured by the Federal Deposit Insurance Corporation (“FDIC”). At December 31, 2011 and 2010, the outstanding balances of customer repurchase agreements were $0 and $21.5 million, respectively.

The following table provides information on the agreements to repurchase (dollars in thousands):

	For the Years Ended December 31,
	2011		2010	2009
Maximum borrowing at any month-end within the period		$18,445	31,101	39,286
Average borrowing during the period		$6,849	22,009	30,732
Average interest cost during the period	%	0.13	0.12	0.12
Average interest cost at end of the period	%	—	0.13	0.12

The following table lists the amortized cost and estimated fair value of securities sold under repurchase agreements, and the repurchase liability associated with such transactions (dollars in thousands):

	Amortized Cost	Estimated Fair Value	Repurchase Balance	Weighted Average Interest Rate
December 31, 2010 (1)
Mortgage-backed securities	$20,885	22,680	21,524	0.12%

(1)	At December 31, 2010, all securities were classified as available for sale and were recorded at fair value in the consolidated statements of financial condition.